UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21507
Wells Fargo Advantage Utilities and High Income Fund
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: August 31, 2010
Date of reporting period: November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 29.81%

Consumer Discretionary: 4.55%

Auto Components: 0.52%
$215,000	Cooper Tire & Rubber Company	7.63%	03/15/2027	$202,100
335,000	Goodyear Tire & Rubber Company	10.50	05/15/2016	366,825

				568,925

Automobiles: 0.22%
235,000	Ford Motor Credit Company	9.88	08/10/2011	246,199

Diversified Consumer Services: 0.94%
185,000	Carriage Services Incorporated	7.88	01/15/2015	183,844
40,000	Service Corporation International	8.00	11/15/2021	42,000
465,000	Service Corporation International	7.50	04/01/2027	449,888
325,000	Stonemor Operating LLC	10.25	12/01/2017	352,625

				1,028,357

Hotels, Restaurants & Leisure: 0.71%
75,000	Ameristar Casinos Incorporated	9.25	06/01/2014	80,250
100,000	Chukchansi Economic Development Authority	3.94	11/15/2012	65,500
50,000	DineEquity Incorporated††	9.50	10/30/2018	51,750
225,000	Greektown Superholdings††	13.00	07/01/2015	248,625
60,000	Scientific Games Corporation	9.25	06/15/2019	62,100
120,000	Speedway Motorsports Incorporated	8.75	06/01/2016	129,000
125,000	Yonkers Racing Corporation††	11.38	07/15/2016	136,875

				774,100

Household Durables: 0.01%
9,000	Sealy Mattress Corporation††	10.88	04/15/2016	10,170

Media: 1.93%
25,000	AMC Entertainment Incorporated	8.75	06/01/2019	26,563
145,000	Cablevision Systems Corporation	8.63	09/15/2017	157,688
605,000	CCH II Capital Corporation	13.50	11/30/2016	711,631
595,000	Charter Communications Incorporatedºº††	10.88	09/15/2014	663,425
115,000	DISH DBS Corporation	7.88	09/01/2019	120,750
50,000	Gray Television Incorporated	10.50	06/29/2015	50,000
25,000	Interactive Data Corporation††	10.25	08/01/2018	27,000
50,000	LIN Television Corporation	8.38	04/15/2018	52,500
200,000	Regal Cinemas Corporation	8.63	07/15/2019	211,000
96,000	Salem Communications Corporation	9.63	12/15/2016	100,320

				2,120,877

Specialty Retail: 0.02%
25,000	Rent-A-Center Incorporated††	6.63	11/15/2020	24,625

Textiles, Apparel & Luxury Goods: 0.20%
200,000	Oxford Industries Incorporated	11.38	07/15/2015	224,500

Consumer Staples: 0.21%

Food Products: 0.21%
181,000	Dole Food Company Incorporated	13.88	03/15/2014	219,463
17,000	Smithfield Foods Incorporated	7.00	08/01/2011	17,680

				237,143

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
UTILITIES AND HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Energy: 4.67%

Energy Equipment & Services: 1.02%
$110,000	Bristow Group Incorporated	7.50%	09/15/2017	$115,500
225,000	Gulfmark Offshore Incorporated	7.75	07/15/2014	227,250
170,000	Hercules Offshore Incorporated††	10.50	10/15/2017	135,150
260,000	Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	257,400
230,000	Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	231,725
10,000	Offshore Logistics Incorporated	6.13	06/15/2013	10,102
125,000	PHI Incorporated††	8.63	10/15/2018	125,938
10,000	Pride International Incorporated	8.50	06/15/2019	11,400

				1,114,465

Oil, Gas & Consumable Fuels: 3.65%
255,000	Chesapeake Energy Corporation	9.50	02/15/2015	285,600
5,000	Chesapeake Midstream Partner LP	0.00		142,500
50,000	Coffeyville Resources††	9.00	04/01/2015	53,250
100,000	Coffeyville Resources††	10.88	04/01/2017	106,000
20,000	Connacher Oil & Gas Limited††	11.75	07/15/2014	21,500
55,000	Connacher Oil & Gas Limited††	10.25	12/15/2015	54,175
165,000	Consol Energy Incorporated††	8.25	04/01/2020	178,613
45,000	El Paso Corporation††	6.50	09/15/2020	46,490
100,000	El Paso Corporation	7.80	08/01/2031	104,142
90,000	El Paso Corporation	7.42	02/15/2037	88,617
75,000	El Paso Corporation Series MTN	7.75	01/15/2032	78,150
200,000	Energy Transfer Equity	7.50	10/15/2020	207,000
50,000	Ferrellgas LP††	6.50	05/01/2021	49,250
75,000	Ferrellgas Partners LP	9.13	10/01/2017	82,500
65,000	Forest Oil Corporation	8.50	02/15/2014	70,525
95,000	Forest Oil Corporation	7.25	06/15/2019	96,900
220,000	Holly Corporation	9.88	06/15/2017	239,250
55,000	Newfield Exploration Company	6.88	02/01/2020	57,475
390,000	Peabody Energy Corporation	7.88	11/01/2026	427,050
10,000	Penn Virginia Corporation	10.38	06/15/2016	11,000
60,000	Petrohawk Energy Corporation	10.50	08/01/2014	67,650
95,000	Petrohawk Energy Corporation	7.88	06/01/2015	97,850
145,000	Pioneer Natural Resource Company	7.50	01/15/2020	161,761
325,000	Plains Exploration & Production Company	8.63	10/15/2019	354,250
25,000	Regency Energy Partners	6.88	12/01/2018	25,250
250,000	Sabine Pass LNG LP	7.25	11/30/2013	240,625
100,000	Sabine Pass LNG LP	7.50	11/30/2016	92,250
290,000	Sandridge Energy Incorporated	8.75	01/15/2020	292,900
55,000	Stallion Oilfield Holdings Incorporated††	10.50	02/15/2015	57,475
125,000	Tesoro Corporation	7.50	07/17/2012	124,495
90,000	Tesoro Corporation	9.75	06/01/2019	99,000

				4,013,493

Financials: 6.52%

Capital Markets: 0.22%
68,000	E*TRADE Financial Corporation	12.50	11/30/2017	78,370
100,000	Nuveen Investments Incorporated	10.50	11/15/2015	99,625
70,000	Penson Worldwide Incorporated††	12.50	05/15/2017	63,700

				241,695

Commercial Banks: 1.36%
215,000	CapitalSource Incorporated††	12.75	07/15/2014	258,000
1,025,000	Citigroup Incorporated	7.00	05/01/2013	1,026,281
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$200,000	Provident Funding Association††	10.25%	04/15/2017	$206,500

				1,490,781

Consumer Finance: 2.75%
125,000	American General Finance Corporation	5.40	12/01/2015	97,500
25,000	American General Finance Corporation	6.50	09/15/2017	19,625
125,000	American General Finance Corporation	6.90	12/15/2017	99,063
75,000	Blue Acquisition Sub Incorporated††	9.88	10/15/2018	78,563
125,000	Calpine Construction Finance Corporation††	8.00	06/01/2016	131,563
130,000	Clearwire Communications Finance Corporation††	12.00	12/01/2015	137,638
6,000	GMAC LLC	6.88	09/15/2011	6,143
146,000	GMAC LLC	6.88	08/28/2012	150,745
36,000	GMAC LLC	6.75	12/01/2014	36,810
144,801	Homer City Funding LLC	8.73	10/01/2026	132,493
75,000	International Lease Finance Corporation††	8.63	09/15/2015	79,125
140,000	International Lease Finance Corporation	4.75	01/13/2012	139,650
275,000	International Lease Finance Corporation	5.30	05/01/2012	274,656
50,000	International Lease Finance Corporation Series MTN	5.75	06/15/2011	50,125
420,000	JBS USA Finance Incorporated	11.63	05/01/2014	489,300
75,000	Nielsen Finance LLC Company	11.50	05/01/2016	85,500
25,000	Nielsen Finance LLC Company††	7.75	10/15/2018	25,438
285,000	Sprint Capital Corporation	8.38	03/15/2012	299,963
120,000	Sprint Capital Corporation	6.90	05/01/2019	114,900
675,000	Sprint Capital Corporation	6.88	11/15/2028	573,750

				3,022,550

Diversified Financial Services: 1.28%
825,000	Ally Financial Incorporated	8.30	02/12/2015	868,313
50,000	Dunkin Finance Corporation††	9.63	12/01/2018	50,313
313,000	Leucadia National Corporation	8.13	09/15/2015	339,605
175,000	Nuveen Investments	5.50	09/15/2015	146,344

				1,404,575

Insurance: 0.14%
100,000	Emigrant Bancorp Incorporated††	6.25	06/15/2014	83,287
75,000	Hub International Holdings Incorporated 144a††	10.25	06/15/2015	75,000

				158,287

Real Estate Investment Trusts (REIT): 0.77%
565,000	Dupont Fabros Technology Incorporated	8.50	12/15/2017	611,613
30,000	Host Marriott Corporation	9.00	05/15/2017	33,375
100,000	Omega Healthcare Investors Incorporated††	6.75	10/15/2022	99,750
90,000	Ventas Incorporated	9.00	05/01/2012	95,572

				840,310

Health Care: 1.12%

Health Care Equipment & Supplies: 0.18%
60,000	Biomet Incorporated	10.38	10/15/2017	65,400
100,000	Biomet Incorporated	11.63	10/15/2017	110,250
25,000	Cooper Companies Incorporated	7.13	02/15/2015	25,625

				201,275

Health Care Providers & Services: 0.82%
120,000	Apria Healthcare Group I††	11.25	11/01/2014	130,500
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
UTILITIES AND HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care Providers & Services (continued)
$400,000	HCA Incorporated	9.25%	11/15/2016	$428,000
129,000	HCA Incorporated	9.63	11/15/2016	137,869
25,000	Healthsouth Corporation	7.25	10/01/2018	25,438
25,000	Healthsouth Corporation	7.75	09/15/2022	25,719
50,000	Omnicare Incorporated	6.88	12/15/2015	50,500
100,000	Sabra Health Care Corporation††	8.13	11/01/2018	101,000

				899,026

Life Sciences Tools & Services: 0.05%
50,000	Community Health Systems Incorporated Series WI	8.88	07/15/2015	52,313

Pharmaceuticals: 0.07%
25,000	Mylan Incorporated††	6.00	11/15/2018	24,375
25,000	Mylan Incorporated††	7.63	07/15/2017	26,500
25,000	Mylan Incorporated††	7.88	07/15/2020	26,656

				77,531

Industrials: 2.88%

Aerospace & Defense: 1.20%
225,000	Alliant Techsystems Incorporated	6.75	04/01/2016	228,375
50,000	Digitalglobe Incorporated	10.50	05/01/2014	56,500
55,000	Geoeye Incorporated††	9.63	10/01/2015	61,600
160,000	Hexcel Corporation	6.75	02/01/2015	162,400
130,000	Kratos Defense & Security††	10.00	06/01/2017	145,113
216,000	L-3 Communications Holdings Incorporated	5.88	01/15/2015	220,050
360,000	L-3 Communications Holdings Incorporated	6.38	10/15/2015	370,800
70,000	Wyle Services Corporation††	10.50	04/01/2018	68,950

				1,313,788

Commercial Services & Supplies: 0.97%
25,000	Brickman Group Holdings††	9.13	11/01/2018	25,313
220,000	Casella Waste Systems Incorporated	11.00	07/15/2014	239,800
60,000	Corrections Corporation of America	6.25	03/15/2013	60,300
95,000	Corrections Corporation of America	7.75	06/01/2017	103,550
100,000	Geo Group Incorporated	7.75	10/15/2017	106,000
5,000	Interface Incorporated	11.38	11/01/2013	6,138
155,000	Iron Mountain Incorporated	8.38	08/15/2021	169,725
75,000	Kar Holdings Incorporated ±	4.29	05/01/2014	69,750
25,000	Kar Holdings Incorporated	10.00	05/01/2015	26,438
150,000	NCO Group Incorporated	11.88	11/15/2014	102,000
155,000	SGS International Incorporated	12.00	12/15/2013	159,456

				1,068,470

Construction & Engineering: 0.18%
200,000	GCI Incorporated	7.25	02/15/2014	203,250

Industrial Conglomerates: 0.21%
215,000	Otter Tail Corporation	9.00	12/15/2016	230,050

Machinery: 0.27%
55,000	Cleaver-Brooks Incorporated††	12.25	05/01/2016	58,025
181,050	Commercial Vehicle Group Incorporated††	13.00	02/15/2013	185,576
25,000	Thermadyne Holdings Corporation††	9.00	12/15/2017	25,188
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
Machinery (continued)
$25,000	Titan International Incorporated††	7.88%	10/01/2017	$26,000

				294,789

Road & Rail: 0.05%
50,000	RailAmerica Incorporated	9.25	07/01/2017	54,750

Information Technology: 1.91%

Communications Equipment: 0.25%
155,000	Lucent Technologies Incorporated	6.45	03/15/2029	125,550
160,000	Lucent Technologies Incorporated Series B	2.88	06/15/2025	151,800

				277,350

Electronic Equipment & Instruments: 1.11%
105,000	Intcomex Incorporated††	13.25	12/15/2014	111,431
620,000	Jabil Circuit Incorporated	8.25	03/15/2018	706,800
160,000	Kemet Corporation††	10.50	05/01/2018	171,200
50,000	Sungard Data Systems Incorporated††	7.38	11/15/2018	49,500
50,000	Sungard Data Systems Incorporated††	7.63	11/15/2020	50,000
115,000	Viasystem Group Incorporated††	12.00	01/15/2015	128,800

				1,217,731

Internet Software & Services: 0.25%
95,000	Equinix Incorporated	8.13	03/01/2018	99,513
150,000	Terremark Worldwide Incorporated	12.00	06/15/2017	169,500

				269,013

IT Services: 0.30%
175,000	SunGard Data Systems Incorporated	10.25	08/15/2015	181,563
70,000	Unisys Corporation††	12.75	10/15/2014	83,475
55,000	Unisys Corporation††	14.25	09/15/2015	66,138

				331,176

Materials: 1.91%

Chemicals: 0.68%
40,000	CPG International Incorporated ±	7.50	07/01/2012	39,750
140,000	CPG International Incorporated	10.50	07/01/2013	142,275
140,000	Huntsman International LLC	5.50	06/30/2016	135,450
75,000	LBI Escrow Corporation††	8.00	11/01/2017	80,906
240,241	Lyondell Chemical Company	11.00	05/01/2018	267,268
50,000	Solutia Incorporated	7.88	03/15/2020	53,875
25,000	Vertellus Specialties††	9.38	10/01/2015	26,063

				745,587

Construction Materials: 0.29%
150,000	CPG International Incorporated††	10.63	09/01/2014	159,000
145,000	Headwaters Incorporated	11.38	11/01/2014	156,056

				315,056

Containers & Packaging: 0.36%
280,000	Exopack Holding Corporpation	11.25	02/01/2014	288,400
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
UTILITIES AND HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Containers & Packaging (continued)
$100,000	Graham Packaging Company Incorporated	9.88%	10/15/2014	$103,500

				391,900

Metals & Mining: 0.30%
295,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	329,515

Paper & Forest Products: 0.28%
70,000	Clearwater Paper Corporation	10.63	06/15/2016	80,325
75,000	Georgia-Pacific Corporation††	7.00	01/15/2015	77,250
125,000	Georgia-Pacific Corporation	8.88	05/15/2031	153,750

				311,325

Telecommunication Services: 2.99%

Diversified Telecommunication Services: 1.88%
35,000	Cincinnati Bell Incorporated	8.25	10/15/2017	33,950
475,000	Citizens Communications Company	7.88	01/15/2027	465,500
140,000	Frontier Communications Corporation	8.25	05/01/2014	154,700
220,000	Frontier Communications Corporation	8.25	04/15/2017	242,000
60,000	Frontier Communications Corporation	8.13	10/01/2018	66,000
350,000	Qwest Corporation	8.88	03/15/2012	380,625
20,000	Qwest Corporation	7.63	08/03/2021	20,500
180,000	Qwest Corporation	7.50	06/15/2023	178,200
125,000	U.S. West Communications Incorporated	7.25	09/15/2025	134,688
120,000	U.S. West Communications Incorporated	7.13	11/15/2043	115,500
265,000	Windstream Corporation	7.88	11/01/2017	278,250

				2,069,913

Wireless Telecommunication Services: 1.11%
50,000	Allbritton Communication	8.00	05/15/2018	49,625
75,000	Cricket Communications Incorporated Series I	7.75	05/15/2016	76,688
10,000	Crown Castle International Corporation	7.13	11/01/2019	10,825
75,000	Intelsat Corporation	9.25	06/15/2016	78,938
375,000	Intelsat Subsidiary Holding Company Limited	8.50	01/15/2013	375,000
150,000	MetroPCS Communications Incorporated	6.63	11/15/2020	142,875
25,000	Metropcs Wireless Incorporated	7.88	09/01/2018	25,906
475,000	Sprint Nextel Corporation Series D	7.38	08/01/2015	458,375

				1,218,232

Utilities: 3.05%

Electric Utilities: 2.08%
794,000	Aquila Incorporatedºº	11.88	07/01/2012	907,605
110,000	Edison Misson Energy	7.20	05/15/2019	84,700
46,751	Energy Future Holdings Corporation	12.00	11/01/2017	28,986
438,432	Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	488,852
260,000	Mirant North America LLC	7.38	12/31/2013	263,900
150,000	NRG Energy Incorporated	7.38	02/01/2016	150,750
175,000	NRG Energy Incorporated	7.38	01/15/2017	176,750
185,000	NRG Energy Incorporated	8.50	06/15/2019	187,775

				2,289,318

Independent Power Producers & Energy Traders: 0.97%
95,000	AES Corporation	8.88	02/15/2011	95,713
250,000	Calpine Construction Finance Corporation††	7.25	10/15/2017	248,750
190,000	Dynegy Holding Incorporated	7.63	10/15/2026	114,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
Independent Power Producers & Energy Traders (continued)
$108,798	Reliant Energy Incorporated	9.24%	07/02/2017	$117,502
10,000	Reliant Energy Incorporated	9.68	07/02/2026	10,675
50,000	RRI Energy Incorporated	7.63	06/15/2014	50,000
391,000	RRI Energy Incorporated	6.75	12/15/2014	396,865
30,000	RRI Energy Incorporated	7.88	06/15/2017	27,300

				1,060,805

Total Corporate Bonds and Notes (Cost $30,858,218)				32,743,215

Yankee Corporate Bonds and Notes: 0.86%

Energy: 0.43%

Oil, Gas & Consumable Fuels: 0.43%
225,000	General Maritime Corporation	12.00	11/15/2017	225,000
321,000	Griffin Coal Mining Company Limited^††	1.16	12/31/2049	203,033
60,000	OPTI Canada Incorporated	7.88	12/15/2014	41,250

				469,283

Financials: 0.21%

Consumer Finance: 0.11%
110,000	Wind Acquisition Finance SA††	11.75	07/15/2017	122,100

Diversified Financial Services: 0.10%
105,000	Ship Finance International Limited	8.50	12/15/2013	106,575

Materials: 0.19%

Metals & Mining: 0.06%
55,000	Teck Resources Limited	10.75	05/15/2019	71,500

Paper & Forest Products: 0.13%
55,000	Sappi Limited††	6.75	06/15/2012	56,513
100,000	Sappi Limited††	7.50	06/15/2032	85,000

				141,513

Telecommunication Services: 0.03%
Diversified Telecommunication Services: 0.01%
5,000	Global Crossing Limited	12.00	09/15/2015	5,625

Wireless Telecommunication Services: 0.02%
20,000	Digicel Group Limited††	12.00	04/01/2014	23,200

Total Yankee Corporate Bonds and Notes (Cost $910,678)				939,796

Shares
Common Stocks: 65.74%

Consumer Discretionary: 0.91%

Media: 0.91%
50,000	Comcast Corporation Class A	1,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
UTILITIES AND HIGH INCOME FUND

Shares	Security Name	Value
Energy: 4.58%

Oil, Gas & Consumable Fuels: 4.58%
15,000	EQT Corporation	$607,050
25,000	Southwestern Energy Company	905,000
100,000	Spectra Energy Corporation	2,377,000
50,000	The Williams Companies Incorporated	1,140,500

		5,029,550

Financials: 4.17%

Consumer Finance: 4.17%
10,000	MasterCard Incorporated	2,370,300
30,000	Visa Incorporated Class A	2,215,500

		4,585,800

Industrials: 0.11%

Construction & Engineering: 0.11%
9,000	Ameresco Incorporated Class A	116,550

Information Technology: 0.18%

IT Services: 0.18%
15,000	Convergys Corporation	193,350

Telecommunication Services: 7.03%

Diversified Telecommunication Services: 2.32%
16,000	BCE Incorporated	542,080
40,000	Shenandoah Telecommunications Company(i)	699,600
100,000	Windstream Corporation	1,304,000

		2,545,680

Wireless Telecommunication Services: 4.71%
368,250	Portugal Telecom SGPS SA ADR	4,702,553
12,000	Vivo Participacoes SA ADR	346,440
5,000	Vodafone Group plc ADR	125,300

		5,174,293

Utilities: 48.76%

Electric Utilities: 26.50%
600	American Electric Power Company Incorporated	21,360
50,000	CenterPoint Energy Incorporated	781,500
500	CH Energy Group Incorporated	23,320
200	Chesapeake Utilities Corporation	7,518
10,000	China Hydroelectric Company ADR	74,900
75,000	DPL Incorporated	1,899,750
500	Duke Energy Corporation	8,775
2,000	Edison International	73,880
1,000	Entergy Corporation	71,240
70,000	Exelon Corporation	2,755,900
25,000	FirstEnergy Corporation	877,750
150,000	Great Plains Energy Incorporated	2,797,500
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Shares	Security Name		Value
Electric Utilities (continued)
200,000	Hawaiian Electric Industries Incorporated		$4,378,000
36,000	ITC Holdings Corporation		2,179,800
70,000	Nextera Energy Incorporated		3,543,400
150,000	Northeast Utilities		4,665,000
1,000	NSTAR		41,400
75,000	NV Energy Incorporated		1,026,750
100	Pepco Holdings Incorporated		1,835
75,000	Portland General Electric Company		1,587,750
400	Progress Energy Incorporated		17,476
200	South Jersey Industries Incorporated		10,238
60,000	The Southern Company		2,263,200

			29,108,242

Gas Utilities: 7.95%
25,000	El Paso Corporation		337,250
500	MDU Resources Group Incorporated		10,220
40,000	National Fuel Gas Company		2,534,400
200	New Jersey Resources Corporation		8,622
100,000	Niska Gas Storage Partners		1,998,000
48,500	ONEOK Incorporated		3,841,685

			8,730,177

Independent Power Producers & Energy Traders: 2.58%
100,000	Constellation Energy Group Incorporated		2,836,000

Multi-Utilities: 6.97%
300	Dominion Resources Incorporated		12,459
96,000	PG&E Corporation		4,505,280
50,000	Public Service Enterprise Group Incorporated		1,541,500
19,900	Sempra Energy		996,791
30,000	TECO Energy Incorporated		502,500
1,500	Wisconsin Energy Corporation		90,330

			7,648,860

Water Utilities: 4.76%
50,000	American Water Works Company Incorporated		1,225,500
25,000	Middlesex Water Company		436,500
130,000	Pennichuck Corporation		3,568,500

			5,230,500

Total Common Stocks (Cost $65,543,441)			72,199,002

Preferred Stocks: 12.08%

Utilities: 12.08%		Yield
Electric Utilities: 7.93%
50,000	Great Plains Energy Incorporated	4.62%	3,087,500
136,613	Interstate Power & Light Company	3.87	3,952,214
21,082	Union Electric Company	3.21	1,676,019

			8,715,733

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
UTILITIES AND HIGH INCOME FUND

Shares	Security Name	Yield	Value
Multi-Utilities: 4.15%
165,000	Scana Corporation	3.11	$4,554,000

Total Preferred Stocks (Cost $12,828,379)			13,269,733

Warrants: 0.00%
Utilities: 0.00%		Expiration date
Electric Utilities: 0.00%
10,000	China Hydroelectric Company ADR	01/25/2014	4,600

Total Warrants (Cost $12,000)			4,600

Investment Companies: 0.10%
5,123	Dreyfus High Yield Strategies Fund Incorporated		23,156
1,700	Eaton Vance Limited Duration Income Trust		27,506
1,624	LMP Corporate Loan Fund Incorporated		18,676
3,673	New America High Income Fund Incorporated		38,309

Total Investment Companies (Cost $53,436)			107,647

Principal		Interest Rate	Maturity Date
Term Loans: 2.47%
$148,875	Blackstone Group LP	7.75%	11/02/2014	150,364
18,282	Capital Automotive REIT	1.75	12/16/2010	18,206
248,476	Capital Automotive REIT	2.50	12/14/2012	246,302
199,551	Coinmach Corporation <	3.00	11/20/2014	172,712
33,023	Federal Mogul Corporation	1.94	12/29/2014	29,650
16,849	Federal Mogul Corporation	1.94	12/28/2015	15,128
75,000	First Data Corporation	2.75	09/24/2014	67,406
100,000	First Data Corporation <	2.75	09/24/2014	89,857
125,000	First Data Corporation	2.75	09/24/2014	112,379
74,194	Gray Television Incorporated	3.50	12/31/2014	72,061
124,807	Local TV Finance LLC	2.00	05/07/2013	118,358
101,846	Merisant Company	4.50	01/08/2014	94,590
75,000	NCO Group Incorporated	5.00	11/15/2013	71,775
365,000	Newsday LLC	10.50	08/01/2013	388,269
23,886	Panolam Industries International	6.00	12/31/2013	21,946
18,367	Realogy Corporation	3.00	10/10/2013	16,939
134,745	Realogy Corporation First Lien	3.00	10/10/2013	124,269
95,000	Sugarhouse HSP Gaming Properties Limited Partnership	8.25	09/23/2014	95,990
1,048,779	TXU Energy Company LLC	3.50	10/10/2014	805,074

Total Term Loans (Cost $2,698,194)				2,711,275

Shares
Escrow Shares: 0.00%
5,000,000	Mirant Corporation Escrow(i)(a)†			0

Total Escrow Shares (Cost $0)				0

Short-Term Investments: 9.49%

Investment Companies: 9.49%
10,421,150	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)			10,421,150
Total Short-Term Investments (Cost $10,421,150)				10,421,150

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Total Investments in Securities (Cost $123,325,496)*	120.55%	132,396,418
Other Assets and Liabilities, Net	(20.55)	(22,569,159)

Total Net Assets	100.00%	$109,827,259

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

ºº	The rate shown is the stated rate at the current period end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

<	All or portion of the position represents an unfunded loan commitment.

*	Cost for federal income tax purposes is $122,339,339 and net realized appreciation (depreciation) consist of:

Gross unrealized appreciation	$13,136,826
Gross unrealized depreciation	(3,079,747)

Net unrealized appreciation	$10,057,079
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2010 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Fund’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans
The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.
As of November 30, 2010, the Fund had unfunded loan commitments of $113,313.
Valuation hierarchy
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$72,199,002	$0	$0	$72,199,002
Preferred stocks	11,593,714	1,676,019	0	13,269,733
Investment companies	107,647	0	0	107,647
Warrants	0	4,600	0	4,600
Corporate bonds and notes	0	32,126,186	617,029	32,743,215
Term loans	0	2,711,275	0	2,711,275
Yankee corporate bonds and notes	0	939,796	0	939,796
Short-term investments
Investment companies	10,421,150	0	0	10,421,150

	$94,321,513	$37,457,876	$617,029	$132,396,418

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Corporate bonds and notes
Balance as of August 31, 2010	$0
Realized gains (losses)	0
Change in unrealized gains (losses)	0
Purchases	0
Sales	0
Transfers into Level 3	617,029
Transfers out of Level 3	0

Balance as of November 30, 2010	$617,029

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2010	$0

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 26, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 26, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: January 26, 2011